Commitments - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Commitments [Line Items]
Royalty percentage on future revenues relating to patents	2.00%
Royalty agreement expiry	2033
CMO Contract
Commitments [Line Items]
Remaining payment	$ 98,921
CMO Contract | IFRS 16
Commitments [Line Items]
Remaining payment after deduction of minimum lease payments	48,734
Bottom of Range | CMO Contract
Commitments [Line Items]
Future minimum lease payments	7,000
Top of Range | CMO Contract
Commitments [Line Items]
Future minimum lease payments	$ 9,000
License Agreements | Small Molecule Product Candidates
Commitments [Line Items]
Royalty percentage	3.00%
License Agreements | Bottom of Range
Commitments [Line Items]
Royalty percentage	0.50%
License Agreements | Top of Range
Commitments [Line Items]
Royalty percentage	12.00%